SCHEDULE OF PER SHARES EFFECT OF TAX (Details) - ¥ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Net income (loss) per share effect–basic	¥ (0.02)	¥ 0.07
Net income (loss) per share effect–diluted	¥ (0.02)	¥ 0.07